Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income [abstract]
Accumulated Other Comprehensive Income

NOTE 18. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Tax Benefit Related to Net Investment Hedge of Long-Term Debt	Accumulated Other Comprehensive Income
December 31, 2021	$472,401	$(343,019)	$5,398	$134,780
Other comprehensive income (loss)	106,669	(81,735)	—	24,934
December 31, 2022	579,070	(424,754)	5,398	159,714
Other comprehensive income (loss)	(33,433)	21,195	—	(12,238)
December 31, 2023	$545,637	$(403,559)	$5,398	$147,476